Leases - Additional Information (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Dec. 31, 2019
Leases
Operating Lease, Cost	¥ 116,869	$ 17,213	¥ 67,196
Short-term Lease, Cost	¥ 14,451	$ 2,128	¥ 26,031
Weighted average remaining lease terms of the right-of-use assets	3 years 7 months 24 days	3 years 7 months 24 days		4 years 4 months 13 days
Weighted average incremental borrowing rate	5.11%	5.11%		5.36%